FAIR VALUE MEASUREMENTS - Schedule of Inputs for Level 3 Fair Value Measurements (Details) - Level 3	Jun. 30, 2024 year $ / shares	Dec. 31, 2023 year $ / shares
Stock price | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input | $ / shares	3.92	5.14
Stock price | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input | $ / shares	3.92	5.14
Strike price | Minimum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input | year	1.5	1.5
Strike price | Minimum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input | $ / shares	4.42	4.97
Strike price | Maximum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input | year	2.5	2.5
Strike price | Maximum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input | $ / shares	5.74	5.74
Term (in years) | Minimum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.6391	0.5777
Term (in years) | Minimum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input | year	1.5	1.5
Term (in years) | Maximum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.6406	0.5965
Term (in years) | Maximum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input | year	2.5	2.5
Volatility | Minimum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.0445	0.0427
Volatility | Minimum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	0.5412	0.5777
Volatility | Maximum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.0446	0.0434
Volatility | Maximum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	0.5586	0.5965
Risk-free rate | Minimum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.0764	0.0703
Risk-free rate | Minimum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	0.0477	0.0415
Risk-free rate | Maximum | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.0764	0.0710
Risk-free rate | Maximum | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	0.0505	0.0434
Dividend yield | Derivative Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.000	0.000
Dividend yield | Warrant Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liability, measurement input	0.000	0.000